Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
Earnings before income taxes	$ 558	$ 694	$ 818
Income taxes at statutory rate	195	243	286
Effect of Change in valuation allowance	44	(1)	(7)
Effect of Losses of managed investment entities	9	23
Effect of Goodwill impairment charge		8
Effect of Subsidiaries not in AFG's tax return	5	6	8
Effect of Tax exempt interest	(23)	(16)	(10)
Effect of Other income tax reconciliation	9	5	7
Provision for income taxes as shown on the Statement of Earnings	$ 239	$ 268	$ 284